FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:          /  /  (a)
         or fiscal year ending:           12/31/05 (b)

Is this a transition report? (Y/N)  N
                                    -

Is this an amendment to a previous filing?  (Y/N)    N
                                                     -


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.  A.   Registrant Name:     Jefferson National Life Annuity Account I

    B.   File Number:         811-10213

    C.   Telephone Number:    502-587-7626

2.  A.   Street:  9920 Corporate Campus Drive, Suite 1000

    B.   City:    Louisville  C.  State: KY    D. Zip Code: 40223  Zip Ext:

    E.   Foreign Country:            Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)         N
                                                               -----------------

4.  Is this the last filing on this form by Registrant? (Y/N)          N
                                                               -----------------
5.  Is Registrant a small business investment company (SBIC)? (Y/N)    N
    [If answer is "Y" (Yes), complete only items 89 through 110.]  -------------

6.  Is Registrant a unit investment trust (UIT)? (Y/N)                Y
                                                      --------------------------
    [If answer is "Y" (Yes) complete only items 111 through 132.]

7.  A.   Is Registrant a series or multiple portfolio company? (Y/N)      N
                                                                     -----------
         [If answer is "N" (No), go to item 8.]

    B. How many separate series or portfolios did Registrant have at the end of the period? _____

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

                                                        ------------------------

                                                        If filing more than one
                                                        Page 47, "X" box: [ ]
                                                        ------------------------
For period ending      12/31/05
                  ---------------

File number 811-10213
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UNIT INVESTMENT TRUSTS

111.     A.       [/]      Depositor Name:
                                            -----------------------------------------------------------------------

         B.       [/]      File Number (If any):
                                                  -----------------------------------------------------------------

         C.       [/]      City:              State:            Zip Code:        Zip Ext.:
                                  ----------          -----               ------           ------

                  [ ]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------

111.     A.       [ ]      Depositor Name:
                                            --------------------------------------------------------------

         B.       [ ]      File Number (If any):

         C.       [ ]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----

                  [ ]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------

112.     A.       [/]      Sponsor Name:
                                          -------------------------------------------------------------------------

         B.       [/]      File Number (If any):

         C.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----

                  [ ]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------

112.     A.       [ ]      Sponsor Name:
                                          -------------------------------------------------------------------------

         B.       [ ]      File Number (If any):

         C.       [ ]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----

                  [ ]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------

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

                                                        ------------------------

                                                        If filing more than one
                                                        Page 48, "X" box: [ ]
                                                        ------------------------
For period ending      12/31/05
                  ---------------

File number 811-10213
                -------



113.     A.       [/]    Trustee Name:
                                       --------------------------------------

         B.       [/]    City:                             State:          Zip Code:             Zip Ext.:
                                -------------------------          ------             ---------             ------

                  [/]    Foreign Country:                                     Foreign Postal Code:
                                           --------------------------                               --------------

113.     A.       [/]    Trustee Name:
                                        --------------------------------------------------------------------------

         B.       [/]    City:                             State:          Zip Code:             Zip Ext.:
                                -------------------------          ------             ---------             ------

                  [/]    Foreign Country:                                     Foreign Postal Code:
                                           --------------------------                               --------------

114.     A.       [/]    Principal Underwriter Name:
                                                      ---------------------------------

         B.       [/]    File Number 8-
                                       --------

         C.       [/]    City:        State:      Zip Code:      Zip Ext.:
                               ------        ----           ----           -----------------

                  [ ]    Foreign Country:                                Foreign Postal Code:
                                          ----------------------------                        --------------------

114.     A.       [ ]    Principal Underwriter Name:
                                                      ------------------------------------------------------------

         B.       [ ]    File Number 8-
                                       --------


         C.       [ ]    City:                             State:          Zip Code:             Zip Ext.:
                                -------------------------          ------             ---------            -------

                  [ ]    Foreign Country:                                     Foreign Postal Code:
                                           --------------------------                               --------------

115.     A.       [/]    Independent Public Accountant Name:
                                                              ----------------------------------------------------

         B.       [/]    City:                             State:          Zip Code:             Zip Ext.:
                                -------------------------          ------             ---------             ------

                  [/]    Foreign Country:                                     Foreign Postal Code:
                                           --------------------------                               --------------

115.     A.       [/]    Independent Public Accountant Name:
                                                              ----------------------------------------------------

         B.       [/]    City:                             State:          Zip Code:             Zip Ext.:
                                 -------------------------       ---------          ------------           -------

                  [/]     Foreign Country:                                     Foreign Postal Code:
                                            --------------------------                               -------------

                                       3
NSAR-U 2005

                                                        ------------------------

                                                        If filing more than one
                                                        Page 49, "X" box: [ ]
                                                        ------------------------
For period ending      12/31/05
                  ---------------

File number 811-10213
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
116.     Family of investment companies information:

         A.       [ / ]    Is Registrant part of a family of investment companies?  (Y/N)  _______             ____
                                                                                                                Y/N

         B.       [ / ]    Identify the family in 10 letters:  ____________________________________
                           (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.     A.       [ / ]    Is Registrant a separate account of an insurance company?  (Y/N)  ___               ____
                                                                                                                Y/N

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

         B.       [ / ]    Variable annuity contracts?  (Y/N)  _______                                         ____
                                                                                                                Y/N

         C.       [ / ]    Scheduled premium variable life contracts?  (Y/N)  _______                          ____
                                                                                                                Y/N

         D.       [ / ]    Flexible premium variable life contracts?  (Y/N)  _______                           ____
                                                                                                                Y/N

         E.       [ / ]    Other types of insurance products registered under the Securities Act of
                           1933?  (Y/N)  _______                                                               ____
                                                                                                                Y/N

118.     [ / ]    State the number of series existing at the end of the  period that had
                  securities registered under the Securities Act  of 1933 ___________________________           ____

119.     [ / ]    State the number of new series for which registration statements under the
                  Securities Act of 1933 became effective during the period ___________________________         ____

120.     [ / ]    State the total value of the portfolio securities on the date of deposit for the new
                  series included in item 119 ($000's omitted) ___________________________                    $ ____

121.     [ / ]    State the number of series for which a current prospectus was in existence at the
                  end of the period __________________________________________                                  ____

122.     [ / ]    State the number of existing series for which additional units were registered under
                  the Securities Act of 1933 during the current period _____________________                    ____

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

                                                        ------------------------

                                                        If filing more than one
                                                        Page 50, "X" box: [ ]
                                                        ------------------------
For period ending      12/31/05
                  ---------------

File number 811-10213
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
123.     [ / ]   State the total value of the additional units considered in answering item 122
                 ($000's omitted)  _____________________________________________                              $ ______

124.     [ / ]   State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)
                 ________________________                                                                     $ ______

125.     [ / ]   State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)
                  ___________________________________                                                         $ ______

126.             Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
                 ($000's omitted) ______                                                                      $ ______

127.             List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                                       Number of        Total Assets        Total Income
                                                                        Series             ($000's          Distributions
                                                                       Investing          omitted)         ($000's omitted)
                                                                       ---------          --------        -----------------

A.    U.S. Treasury direct issue                                        ________         $ ________          $ ________

B.    U.S. Government agency                                            ________         $ ________          $ ________

C.    State and municipal tax-free                                      ________         $ ________          $ ________

D.    Public utility debt                                               ________         $ ________          $ ________

E.    Brokers or dealers debt or debt of brokers' or dealers' parent    ________         $ ________          $ ________

F.    All other corporate intermed. & long-term debt                    ________         $ ________          $ ________

G.    All other corporate short-term debt                               ________         $ ________          $ ________

H.    Equity securities of brokers or dealers or parents of brokers     ________         $ ________          $ ________
      or dealers

I.    Investment company equity securities                              ________         $ ________          $ ________


J.    All other equity securities                                           1            $   59,764          $    1,671
                                                                        --------           --------            --------

K.    Other securities                                                  ________         $ ________          $ ________

L.    Total assets of all series of registrant                              1            $   59,764          $    1,671
                                                                        --------           --------            --------

                                       5
NSAR-U 2005

                                                        ------------------------

                                                        If filing more than one
                                                        Page 51, "X" box: [ ]
                                                        ------------------------
For period ending      12/31/05
                  ---------------

File number 811-10213
                -------

128.  [/]   Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed
            by an entity other than the issuer?  (Y/N)  _______                                                ____

            [If answer is "N" (No), go to item 131.]                                                            Y/N

129.  [/]   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment
            of principal or interest at the end of the current period? (Y/N)  _______                          ____

            [If answer is "N" (No), go to item 131.]                                                            Y/N

130.  [/]   In computations of NAV or offering price per unit, is any part of the value attributed
            to instruments identified in item 129 derived from insurance or guarantees? (Y/N)  _______         ____
                                                                                                                Y/N

131.        Total expenses incurred by all series of Registrant during the
            current reporting period ($000's omitted) __________________________                          $     711
                                                                                                           --------
132.  [/]   List the "811" (Investment Company Act of 1940) registration number for all Series of
            Registrant that are being included in this filing:


         811 - ______   811 - ______  811 - ______  811 - ______  811 - ______

         811 - ______   811 - ______  811 - ______  811 - ______  811 - ______

         811 - ______   811 - ______  811 - ______  811 - ______  811 - ______

         811 - ______   811 - ______  811 - ______  811 - ______  811 - ______

         811 - ______   811 - ______  811 - ______  811 - ______  811 - ______

         811 - ______   811 - ______  811 - ______  811 - ______  811 - ______

         811 - ______   811 - ______  811 - ______  811 - ______  811 - ______

         811 - ______   811 - ______  811 - ______  811 - ______  811 - ______

         811 - ______   811 - ______  811 - ______  811 - ______  811 - ______

This report is signed on behalf of the registrant (or depositor or trustee).

 City of: Louisville       State of: Kentucky        Date:  February 24, 2006
          ----------                 --------               -----------------

(Name of Registrant, Depositor, or Trustee):         Jefferson National Life
                                                     Insurance Company
                                                     -----------------------


By: /s/ Laurence Greenberg              Witness: /s/Craig A. Hawley
    -----------------------------------          -------------------------------
    (Name and Title) Laurence Greenberg         (Name and Title) Craig A. Hawley
                     CEO & President                             General Counsel
                                                                 & Secretary

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NSAR-U 2005